Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 20,253	$ 22,195
Less: Accumulated depreciation	(7,854)	(4,452)
Property and equipment, net	12,399	17,743
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Gross	8,707	7,505
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Gross	8,929	7,021
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, Gross	1,577	1,561
Fixture and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 1,040	757
Asset under Construction
Property Plant And Equipment [Line Items]
Property and equipment, Gross		$ 5,351